Related Party Balance and Transactions - Schedule of Amounts Due to Related Parties (Details) - USD ($)		Sep. 30, 2025	Mar. 31, 2025
Mr. Tse Shing Fung [Member]
Due to related parties
Due to related parties			$ 987,809
Mr. Tse Tsz Tun [Member]
Due to related parties
Due to related parties			987,808
Related Party [Member]
Due to related parties
Due to related parties	[1]		$ 1,975,617

[1]	The balance represented the advances to the directors. The amount was unsecured, interest-free and repayable on demand.